RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS
8.	RELATED PARTY TRANSACTIONS

Lease and Sub-Lease Agreements

Capricor leases space for its research facilities from CSMC, a shareholder of Capricor Therapeutics (see note 6).

Beginning May 1, 2012, pursuant to a sublease agreement, Capricor subleased part of its office space to Frank Litvack, the Company’s Executive Chairman, for $2,500 per month. On April 1, 2013, Capricor entered into a sublease with Reprise Technologies, LLC, a limited liability company which is wholly-owned by Dr. Litvack, for $2,500 per month. The sublease is on a month-to-month basis. Capricor recognized $7,500, $7,500 and $57,500 in sublease income from the related party for the three months ended March 31, 2014 and 2013 and for the period from July 5, 2005 (inception) through March 31, 2014, respectively. Sublease income is recorded as a reduction to general and administrative expenses.

Consulting Agreements

Effective May 1, 2012, Frank Litvack, the Company’s Executive Chairman, entered into a consulting agreement with Capricor for $4,000 per month for consulting services. Effective January 1, 2013, the payment amount was increased to $10,000 per month payable for consulting services. On March 24, 2014, Capricor entered into a consulting agreement with Dr. Litvack memorializing the $10,000 per month compensation arrangement described above. The agreement is terminable upon 30 days’ notice.

Sub-Award Agreement

Effective January 30, 2012, Capricor entered into a sub-award agreement with CSMC. Sub-award payments totaling approximately $41,855, $41,339 and $545,754 were paid to CSMC for the three months ended March 31, 2014 and 2013 and for the period from July 5, 2005 (inception) through March 31, 2014, respectively. At March 31, 2014, the Company did not have any sub-awards payable as the award agreement with CSMC ended pursuant to its terms.

Payables to Related Party

At March 31, 2014 and December 31, 2013, the Company had accounts payable and accrued expenses, which excludes the sub-award payable, to CSMC totaling $481,643 and $382,142, respectively.

8.	RELATED PARTY TRANSACTIONS

Lease and Sub-Lease Agreements

Capricor leases space for its research facilities from CSMC, a shareholder of Capricor Therapeutics, Inc. (see note 6).

Beginning May 1, 2012, pursuant to a sublease agreement, Capricor subleased part of its office space to Frank Litvack, the Company’s Executive Chairman, for $2,500 per month. On April 1, 2013, Capricor entered into a sublease with Reprise Technologies, LLC, a limited liability company which is wholly owned by Dr. Litvack, for $2,500 per month. The sublease is on a month-to-month basis. Capricor recognized $30,000, $20,000 and $50,000 in sublease income from the related party during the year ended December 31, 2013 and 2012, and for the period from July 5, 2005 (inception) through December 31, 2013, respectively. Sublease income is recorded as a reduction to general and administrative expenses.

Consulting Agreements

Effective May 1, 2012 Frank Litvack, the Company’s Executive Chairman entered into a consulting agreement for $4,000 per month for consulting services. Effective January 1, 2013, the payment amount was increased to $10,000 per month payable for consulting services. On March 24, 2014, Capricor entered into a consulting agreement with Dr. Litvack memorializing the $10,000 per month compensation arrangement described above. The agreement is terminable upon 30 days’ notice.

Sub-Award Agreement

Effective January 30, 2012, Capricor, Inc. entered into a sub-award agreement with CSMC. Sub-award payments totaling approximately $249,019, $244,069 and $503,899 were paid to CSMC during the year ended December 31, 2013 and 2012, and for the period from July 5, 2005 (inception) through December 31, 2013, respectively. At December 31, 2013, the Company had sub-awards payable of $41,855.

Payables to Related Party

At December 31, 2013 and 2012, the Company had accounts payable and accrued expenses, which excludes the sub-award payable, to CSMC totaling $382,142 and $164,484, respectively.